Average Annual Total Returns - Delaware Value Fund	Russell 1000® Value Index 1 year	Russell 1000® Value Index 5 years	Russell 1000® Value Index 10 years	Class A 1 year	Class A 5 years	Class A 10 years	Class A After Taxes on Distributions 1 year	Class A After Taxes on Distributions 5 years	Class A After Taxes on Distributions 10 years	Class A After Taxes on Distributions and Sales 1 year	Class A After Taxes on Distributions and Sales 5 years	Class A After Taxes on Distributions and Sales 10 years	Class C 1 year	Class C 5 years	Class C 10 years	Class R 1 year	Class R 5 years	Class R 10 years	Institutional Class 1 year	Institutional Class 5 years	Institutional Class 10 years	Class R6 1 year	Class R6 5 years	Class R6 Lifetime	Class R6 Inception Date
Total	11.46%	10.91%	8.40%	(4.05%)	6.20%	6.72%	(6.51%)	3.69%	5.04%	(0.71%)	4.70%	5.23%	0.15%	6.65%	6.54%	1.56%	7.19%	7.08%	2.10%	7.74%	7.61%	2.15%	7.84%	7.61%	May 02, 2016